Revenues (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 738,169,736	$ 682,837,408	$ 687,576,975
Revenues From Spot Market [Member]
IfrsStatementLineItems [Line Items]
Revenue	356,845,619	338,674,044	272,413,513
Sales Under Contract [Member]
IfrsStatementLineItems [Line Items]
Revenue	298,569,226	285,298,184	365,231,351
Steam Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	39,511,074	32,206,896	33,282,307
Revenues From Forest Activity [Member]
IfrsStatementLineItems [Line Items]
Revenue	21,849,750	12,663,419
Resale Of Gas Transport And Distribution Capacity [Member]
IfrsStatementLineItems [Line Items]
Revenue	6,086,260	4,046,251	4,765,637
Revenues From CVO Thermal Plant Management [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 15,307,807	$ 9,948,614	$ 11,884,167